Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2023

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 88.3%
Debt Funds - 33.5%
American Funds Insurance Series - American High-Income Trust, Class 1	749,412	$6,579,834
American Funds Insurance Series - The Bond Fund of America, Class 1	4,733,429	45,866,928
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	477,713	4,910,891
Total Debt Funds		57,357,653
Equity Funds - 54.8%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	1,349,214	16,743,741
American Funds Insurance Series - Global Small Capitalization Fund, Class 1*	190,447	3,304,263
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	1,942,192	24,937,741
American Funds Insurance Series Growth Fund, Class 1	297,991	25,466,342
American Funds Insurance Series Growth-Income Fund, Class 1	441,675	23,479,442
Total Equity Funds		93,931,529
Total Variable Insurance Trusts
(Cost - $145,439,310)		151,289,182
Mutual Funds - 8.8%
Equity Funds - 8.8%
International Growth and Income Fund (Cost - $16,184,638)	439,986	15,007,937
Short-Term Investments - 2.3%
Money Market Funds - 2.3%
Dreyfus Government Cash Management, 4.71%(a)	3,841,692	3,841,692
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(a)	96,933	96,933
Total Short-Term Investments (Cost - $3,938,625)		3,938,625
Total Investments - 99.4%
(Cost - $165,562,573)		$170,235,744
Other Assets Less Liabilities - Net 0.6%		1,061,961
Total Net Assets - 100.0%		$171,297,705

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	17	6/16/2023	$1,541,475	$(23,083)
MSCI EAFE Future	Goldman Sachs & Co.	70	6/16/2023	7,337,750	(330,570)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	39	6/16/2023	1,941,225	(79,430)
S&P 500 E-Mini Future	Goldman Sachs & Co.	69	6/16/2023	14,275,238	(793,395)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	10	6/16/2023	2,529,700	(71,315)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(1,297,793)